Segment information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Items not included in segment capital expenditures:
All other operating segments	$ 343	$ 285	$ 87
Cost centers	177	105	65
Timing	(211)	(180)	156
Other	(42)	(66)	11
Total capital expenditures	3,924	2,586	2,472
Reportable segments
Segment Reporting Information, Capital Expenditure
Total accountable capital expenditures from reportable segments	3,657	2,442	2,153
Machinery and Power Systems
Items not included in segment capital expenditures:
All other operating segments	343	285	87
Cost centers	177	105	65
Timing	(211)	(180)	156
Other	(129)	(29)	15
Total capital expenditures	2,646	1,663	1,500
Machinery and Power Systems | Reportable segments
Segment Reporting Information, Capital Expenditure
Total accountable capital expenditures from reportable segments	2,466	1,482	1,177
Financial Products
Items not included in segment capital expenditures:
Other	163	32
Total capital expenditures	1,354	992	976
Financial Products | Reportable segments
Segment Reporting Information, Capital Expenditure
Total accountable capital expenditures from reportable segments	1,191	960	976
Consolidating Adjustments
Items not included in segment capital expenditures:
Other	(76)	(69)	(4)
Total capital expenditures	$ (76)	$ (69)	$ (4)